Shareholder Report, Holdings (Details)	Feb. 28, 2026
Fidelity SAI Short-Term Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity SAI Short-Term Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Short-Term Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Short-Term Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Short-Term Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Short-Term Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Short-Term Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Short-Term Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Fidelity SAI Short-Term Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity SAI Short-Term Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Short-Term Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity SAI Short-Term Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity SAI Short-Term Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Short-Term Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Short-Term Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	84.50%
Fidelity SAI Short-Term Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Short-Term Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI Short-Term Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Short-Term Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Short-Term Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Short-Term Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Short-Term Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Short-Term Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Short-Term Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Short-Term Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Fidelity SAI Short-Term Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity SAI Short-Term Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity SAI Short-Term Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Short-Term Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Short-Term Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Low Duration Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity SAI Low Duration Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Low Duration Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Low Duration Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Low Duration Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Low Duration Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Low Duration Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Low Duration Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Low Duration Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Low Duration Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Low Duration Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity SAI Low Duration Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity SAI Low Duration Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Low Duration Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity SAI Low Duration Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity SAI Low Duration Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Low Duration Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Low Duration Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity SAI Low Duration Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Fidelity SAI Low Duration Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Low Duration Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Low Duration Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Low Duration Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Low Duration Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Low Duration Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Low Duration Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Low Duration Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Low Duration Bond Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Low Duration Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity SAI Low Duration Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Fidelity SAI Low Duration Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity SAI Low Duration Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI Low Duration Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity SAI Low Duration Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Investment Grade Securitized Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Fidelity SAI Investment Grade Securitized Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Fidelity SAI Investment Grade Securitized Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity SAI Investment Grade Securitized Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity SAI Investment Grade Securitized Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity SAI Investment Grade Securitized Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI Investment Grade Securitized Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Investment Grade Securitized Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Investment Grade Securitized Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Investment Grade Securitized Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Investment Grade Securitized Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	89.10%
Fidelity SAI Investment Grade Securitized Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity SAI Investment Grade Securitized Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Investment Grade Securitized Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Investment Grade Securitized Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Investment Grade Securitized Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity SAI Investment Grade Securitized Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity SAI Investment Grade Securitized Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Investment Grade Securitized Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Investment Grade Securitized Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Investment Grade Securitized Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity SAI Investment Grade Securitized Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	86.90%
Fidelity SAI Investment Grade Securitized Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Investment Grade Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Investment Grade Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Investment Grade Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Investment Grade Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Investment Grade Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Investment Grade Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Investment Grade Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Investment Grade Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Investment Grade Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Investment Grade Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Investment Grade Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Investment Grade Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Investment Grade Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Investment Grade Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Investment Grade Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Investment Grade Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Investment Grade Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Investment Grade Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Investment Grade Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Investment Grade Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Investment Grade Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Investment Grade Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Investment Grade Bond Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Investment Grade Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Investment Grade Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Investment Grade Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Investment Grade Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Investment Grade Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Investment Grade Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Investment Grade Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Investment Grade Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class Z | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class M | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Advisor Investment Grade Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class I | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Advisor Investment Grade Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class C | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Advisor Investment Grade Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	37.70%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Investment Grade Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	61.10%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	91.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Investment Grade Bond Fund - Class A | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Investment Grade Bond Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Fidelity Advisor Investment Grade Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Investment Grade Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Investment Grade Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Investment Grade Bond Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Intermediate Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Intermediate Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Intermediate Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Intermediate Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Intermediate Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Intermediate Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Intermediate Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Intermediate Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Intermediate Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Intermediate Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Intermediate Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Fidelity Intermediate Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Intermediate Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Intermediate Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Intermediate Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Intermediate Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Intermediate Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Intermediate Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Intermediate Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Intermediate Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Intermediate Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	82.30%
Fidelity Intermediate Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Intermediate Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Intermediate Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Intermediate Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Intermediate Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Intermediate Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Intermediate Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Intermediate Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Intermediate Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Intermediate Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	44.20%
Fidelity Intermediate Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Fidelity Intermediate Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Fidelity Intermediate Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Intermediate Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Intermediate Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Intermediate Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex U.S. Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Fidelity Flex U.S. Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Flex U.S. Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Flex U.S. Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Flex U.S. Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Flex U.S. Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex U.S. Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex U.S. Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex U.S. Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex U.S. Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex U.S. Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.70%
Fidelity Flex U.S. Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Flex U.S. Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Flex U.S. Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Flex U.S. Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Flex U.S. Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex U.S. Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex U.S. Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.40%
Fidelity Flex U.S. Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Flex U.S. Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex U.S. Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex U.S. Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex U.S. Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Flex U.S. Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex U.S. Bond Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex U.S. Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex U.S. Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex U.S. Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Fidelity Flex U.S. Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Flex U.S. Bond Index Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Flex U.S. Bond Index Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex U.S. Bond Index Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Flex U.S. Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Flex U.S. Bond Index Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Flex U.S. Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex U.S. Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Flex U.S. Bond Index Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Conservative Income Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Flex Conservative Income Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex Conservative Income Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex Conservative Income Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Flex Conservative Income Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Flex Conservative Income Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Flex Conservative Income Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex Conservative Income Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Conservative Income Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Conservative Income Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex Conservative Income Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Flex Conservative Income Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Flex Conservative Income Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Flex Conservative Income Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity Flex Conservative Income Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Flex Conservative Income Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Flex Conservative Income Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Flex Conservative Income Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	85.50%
Fidelity Flex Conservative Income Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Flex Conservative Income Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Flex Conservative Income Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex Conservative Income Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Flex Conservative Income Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Conservative Income Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Flex Conservative Income Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Flex Conservative Income Bond Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Flex Conservative Income Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex Conservative Income Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Flex Conservative Income Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Fidelity Flex Conservative Income Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity Flex Conservative Income Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Fidelity Flex Conservative Income Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Corporate Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Corporate Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Corporate Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Corporate Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Corporate Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Corporate Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Corporate Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Corporate Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Corporate Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Corporate Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Corporate Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Corporate Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Corporate Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Corporate Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Corporate Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Corporate Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Corporate Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Corporate Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Corporate Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Corporate Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Corporate Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Corporate Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Corporate Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Corporate Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Corporate Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Corporate Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Corporate Bond Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Corporate Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Corporate Bond Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Corporate Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Corporate Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Fidelity Corporate Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Corporate Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Corporate Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Corporate Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Corporate Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Corporate Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Corporate Bond Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Corporate Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Corporate Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Corporate Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Advisor Corporate Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor Corporate Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Corporate Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Corporate Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Corporate Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Corporate Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Corporate Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Corporate Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Corporate Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Corporate Bond Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Fidelity Advisor Corporate Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class Z | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Corporate Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Corporate Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Corporate Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Advisor Corporate Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor Corporate Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Corporate Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Corporate Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Corporate Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Corporate Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Corporate Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Corporate Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Corporate Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Corporate Bond Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Fidelity Advisor Corporate Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class M | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Corporate Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Corporate Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Corporate Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Advisor Corporate Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor Corporate Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Corporate Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Corporate Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Corporate Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Corporate Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Corporate Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Corporate Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Corporate Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Corporate Bond Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Fidelity Advisor Corporate Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class I | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Corporate Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Corporate Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Corporate Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Advisor Corporate Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor Corporate Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Corporate Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Corporate Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Corporate Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Corporate Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Corporate Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Corporate Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Corporate Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Corporate Bond Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Fidelity Advisor Corporate Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class C | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Corporate Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Corporate Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Corporate Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Corporate Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Corporate Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Corporate Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Advisor Corporate Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	60.00%
Fidelity Advisor Corporate Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Corporate Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Corporate Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Corporate Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Corporate Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Corporate Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Corporate Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Corporate Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Corporate Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Corporate Bond Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Corporate Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Corporate Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	90.50%
Fidelity Advisor Corporate Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Corporate Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Corporate Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Corporate Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Corporate Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Corporate Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Corporate Bond Fund - Class A | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Conservative Income Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Conservative Income Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Conservative Income Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Conservative Income Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Conservative Income Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Conservative Income Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Conservative Income Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Conservative Income Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Conservative Income Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Conservative Income Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Conservative Income Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Conservative Income Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Conservative Income Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Conservative Income Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Conservative Income Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Conservative Income Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Conservative Income Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Conservative Income Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Fidelity Conservative Income Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Conservative Income Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Conservative Income Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Conservative Income Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Conservative Income Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Conservative Income Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Conservative Income Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Conservative Income Bond Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Conservative Income Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Conservative Income Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Conservative Income Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Conservative Income Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Conservative Income Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Conservative Income Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Conservative Income Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Fidelity Advisor Conservative Income Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Conservative Income Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Fidelity Advisor Conservative Income Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Conservative Income Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Conservative Income Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Conservative Income Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Conservative Income Bond Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Conservative Income Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Conservative Income Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Advisor Conservative Income Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Conservative Income Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Conservative Income Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	84.10%
Fidelity Advisor Conservative Income Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Conservative Income Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Conservative Income Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Conservative Income Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Conservative Income Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Conservative Income Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Conservative Income Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Conservative Income Bond Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Conservative Income Bond Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Conservative Income Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity Advisor Conservative Income Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Advisor Conservative Income Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Conservative Income Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Advisor Conservative Income Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Enhanced Core Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Fidelity SAI Enhanced Core Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity SAI Enhanced Core Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity SAI Enhanced Core Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity SAI Enhanced Core Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI Enhanced Core Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Enhanced Core Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Enhanced Core Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Enhanced Core Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Enhanced Core Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Enhanced Core Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Fidelity SAI Enhanced Core Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Enhanced Core Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Enhanced Core Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity SAI Enhanced Core Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity SAI Enhanced Core Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Enhanced Core Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Enhanced Core Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	89.80%
Fidelity SAI Enhanced Core Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI Enhanced Core Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Enhanced Core Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Enhanced Core Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Enhanced Core Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Enhanced Core Bond Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Enhanced Core Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Enhanced Core Bond Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Enhanced Core Bond Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Enhanced Core Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	46.40%
Fidelity SAI Enhanced Core Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	31.40%
Fidelity SAI Enhanced Core Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Enhanced Core Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Enhanced Core Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity SAI Enhanced Core Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Enhanced Core Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Enhanced Core Bond Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Enhanced Core Bond Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity U.S. Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity U.S. Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity U.S. Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity U.S. Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity U.S. Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity U.S. Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity U.S. Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity U.S. Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity U.S. Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity U.S. Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity U.S. Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.90%
Fidelity U.S. Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity U.S. Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity U.S. Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity U.S. Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity U.S. Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity U.S. Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity U.S. Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.60%
Fidelity U.S. Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity U.S. Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity U.S. Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity U.S. Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity U.S. Bond Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Bond Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity U.S. Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity U.S. Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.70%
Fidelity U.S. Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.20%
Fidelity U.S. Bond Index Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity U.S. Bond Index Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity U.S. Bond Index Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity U.S. Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity U.S. Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity U.S. Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Bond Index Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Tactical Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Tactical Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Tactical Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Tactical Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Tactical Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Tactical Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Tactical Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Tactical Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Tactical Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Tactical Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Tactical Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Tactical Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Tactical Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Tactical Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Tactical Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Tactical Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Tactical Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Tactical Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Tactical Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Fidelity Tactical Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Tactical Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Tactical Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Tactical Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Tactical Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Tactical Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Tactical Bond Fund | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Tactical Bond Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Tactical Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Tactical Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity Tactical Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Tactical Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Tactical Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Tactical Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Tactical Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Tactical Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Tactical Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Tactical Bond Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Tactical Bond Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Tactical Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Tactical Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Tactical Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Tactical Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Tactical Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Tactical Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Tactical Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Tactical Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Tactical Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Tactical Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Fidelity Advisor Tactical Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Tactical Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Tactical Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Tactical Bond Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class Z | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity Advisor Tactical Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Tactical Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Tactical Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Tactical Bond Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Tactical Bond Fund - Class Z | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Tactical Bond Fund - Class Z | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Tactical Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Tactical Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Tactical Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Tactical Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Tactical Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Tactical Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Tactical Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Tactical Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Tactical Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Fidelity Advisor Tactical Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Tactical Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Tactical Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Tactical Bond Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class M | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity Advisor Tactical Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Tactical Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Tactical Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Tactical Bond Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Tactical Bond Fund - Class M | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Tactical Bond Fund - Class M | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Tactical Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Tactical Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Tactical Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Tactical Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Tactical Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Tactical Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Tactical Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Tactical Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Tactical Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Fidelity Advisor Tactical Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Tactical Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Tactical Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Tactical Bond Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class I | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity Advisor Tactical Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Tactical Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Tactical Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Tactical Bond Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Tactical Bond Fund - Class I | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Tactical Bond Fund - Class I | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Tactical Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Tactical Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Tactical Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Tactical Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Tactical Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Tactical Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Tactical Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Tactical Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Tactical Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Fidelity Advisor Tactical Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Tactical Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Tactical Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Tactical Bond Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class C | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity Advisor Tactical Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Tactical Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Tactical Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Tactical Bond Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Tactical Bond Fund - Class C | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Tactical Bond Fund - Class C | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Tactical Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Tactical Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Tactical Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Tactical Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Tactical Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Tactical Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Tactical Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Tactical Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Advisor Tactical Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Tactical Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Tactical Bond Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Tactical Bond Fund - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Tactical Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	83.90%
Fidelity Advisor Tactical Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Tactical Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Tactical Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Tactical Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Tactical Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Tactical Bond Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Tactical Bond Fund - Class A | Dominican Republic
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Tactical Bond Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Tactical Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Tactical Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Fidelity Advisor Tactical Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Tactical Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Tactical Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Tactical Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Tactical Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Tactical Bond Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Tactical Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Tactical Bond Fund - Class A | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Tactical Bond Fund - Class A | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Tactical Bond Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Low Duration Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Sustainable Low Duration Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Sustainable Low Duration Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Low Duration Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Low Duration Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Low Duration Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable Low Duration Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Low Duration Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Sustainable Low Duration Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Low Duration Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Low Duration Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Sustainable Low Duration Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Sustainable Low Duration Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Sustainable Low Duration Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Sustainable Low Duration Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Sustainable Low Duration Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainable Low Duration Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Sustainable Low Duration Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Low Duration Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Sustainable Low Duration Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Sustainable Low Duration Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainable Low Duration Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Sustainable Low Duration Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable Low Duration Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Sustainable Low Duration Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Low Duration Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable Low Duration Bond Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Low Duration Bond Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainable Low Duration Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Sustainable Low Duration Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Sustainable Low Duration Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Sustainable Low Duration Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Sustainable Low Duration Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Sustainable Low Duration Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	83.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Sustainable Low Duration Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable Core Plus Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Fidelity Sustainable Core Plus Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Sustainable Core Plus Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Sustainable Core Plus Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Sustainable Core Plus Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Sustainable Core Plus Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainable Core Plus Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Core Plus Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Core Plus Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable Core Plus Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainable Core Plus Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Sustainable Core Plus Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Sustainable Core Plus Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Sustainable Core Plus Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Sustainable Core Plus Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Sustainable Core Plus Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Sustainable Core Plus Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Sustainable Core Plus Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Core Plus Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Sustainable Core Plus Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Core Plus Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Core Plus Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Core Plus Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Sustainable Core Plus Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Sustainable Core Plus Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Sustainable Core Plus Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Core Plus Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable Core Plus Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Sustainable Core Plus Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Core Plus Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Sustainable Core Plus Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Sustainable Core Plus Bond Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainable Core Plus Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Sustainable Core Plus Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Sustainable Core Plus Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Sustainable Core Plus Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainable Core Plus Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Sustainable Core Plus Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Sustainable Core Plus Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Sustainable Core Plus Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Core Plus Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainable Core Plus Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainable Core Plus Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	85.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.60%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Sustainable Core Plus Bond Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Sustainability Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.40%
Fidelity Sustainability Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Sustainability Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Sustainability Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Sustainability Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Sustainability Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainability Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainability Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Sustainability Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainability Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainability Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	68.90%
Fidelity Sustainability Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Sustainability Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Sustainability Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Sustainability Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Sustainability Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainability Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainability Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	92.10%
Fidelity Sustainability Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainability Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainability Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Sustainability Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Sustainability Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Sustainability Bond Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Sustainability Bond Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainability Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Sustainability Bond Index Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Sustainability Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Sustainability Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Sustainability Bond Index Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Sustainability Bond Index Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Sustainability Bond Index Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Sustainability Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Sustainability Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Sustainability Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Short-Term Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Fidelity Short-Term Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Short-Term Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Fidelity Short-Term Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Short-Term Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Short-Term Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Short-Term Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.00%
Fidelity Short-Term Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Short-Term Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Short-Term Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short-Term Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Short-Term Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Short-Term Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Short-Term Bond Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short-Term Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Fidelity Short-Term Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Fidelity Short-Term Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Short-Term Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short-Term Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Short-Term Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Short-Term Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Short-Term Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short-Term Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Short-Term Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Short-Term Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Short-Term Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Short-Term Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Short-Term Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Short-Term Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Short-Term Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Short-Term Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Short-Term Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Short-Term Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	81.80%
Fidelity Short-Term Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Short-Term Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Short-Term Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Short-Term Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Short-Term Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Short-Term Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Short-Term Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Short-Term Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Short-Term Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Short-Term Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Short-Term Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Short-Term Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Short-Term Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Short-Term Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Short-Term Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	81.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Short-Term Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Short-Term Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Short-Term Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short-Term Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Short-Term Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Short-Term Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Advisor Short-Term Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Short-Term Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Short-Term Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Short-Term Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Short-Term Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	81.80%
Fidelity Advisor Short-Term Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Short-Term Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Short-Term Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class M | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Short-Term Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Short-Term Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Short-Term Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Short-Term Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short-Term Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Short-Term Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Short-Term Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Advisor Short-Term Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Short-Term Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Short-Term Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Short-Term Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Short-Term Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	81.80%
Fidelity Advisor Short-Term Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Short-Term Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Short-Term Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class I | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Short-Term Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Short-Term Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Short-Term Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Short-Term Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short-Term Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Short-Term Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Short-Term Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Advisor Short-Term Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Short-Term Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Short-Term Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Short-Term Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Short-Term Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	81.80%
Fidelity Advisor Short-Term Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Short-Term Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Short-Term Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class C | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Short-Term Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Short-Term Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Short-Term Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Short-Term Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short-Term Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Short-Term Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Short-Term Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Short-Term Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Short-Term Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Short-Term Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Short-Term Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.20%
Fidelity Advisor Short-Term Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity Advisor Short-Term Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Short-Term Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Fidelity Advisor Short-Term Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Short-Term Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	81.80%
Fidelity Advisor Short-Term Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Short-Term Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Short-Term Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Short-Term Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Short-Term Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Short-Term Bond Fund - Class A | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Short-Term Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Short-Term Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.00%
Fidelity Advisor Short-Term Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Fidelity Advisor Short-Term Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Short-Term Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Short-Term Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Short-Term Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Short-Term Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Short-Term Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Sustainable Investment Grade Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Fidelity Series Sustainable Investment Grade Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Series Sustainable Investment Grade Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Series Sustainable Investment Grade Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Sustainable Investment Grade Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Sustainable Investment Grade Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Sustainable Investment Grade Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Sustainable Investment Grade Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Sustainable Investment Grade Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Sustainable Investment Grade Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Sustainable Investment Grade Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.70%
Fidelity Series Sustainable Investment Grade Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Series Sustainable Investment Grade Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Sustainable Investment Grade Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Series Sustainable Investment Grade Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Series Sustainable Investment Grade Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Sustainable Investment Grade Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Sustainable Investment Grade Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Sustainable Investment Grade Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	93.10%
Fidelity Series Sustainable Investment Grade Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Sustainable Investment Grade Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series Sustainable Investment Grade Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Sustainable Investment Grade Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Sustainable Investment Grade Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Sustainable Investment Grade Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	55.10%
Fidelity Series Sustainable Investment Grade Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Series Sustainable Investment Grade Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Series Sustainable Investment Grade Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Sustainable Investment Grade Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Series Sustainable Investment Grade Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Series Sustainable Investment Grade Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Short-Term Credit Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Series Short-Term Credit Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Short-Term Credit Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Short-Term Credit Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Short-Term Credit Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Short-Term Credit Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Short-Term Credit Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Short-Term Credit Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Short-Term Credit Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Short-Term Credit Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Short-Term Credit Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Series Short-Term Credit Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Series Short-Term Credit Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Short-Term Credit Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Series Short-Term Credit Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	37.10%
Fidelity Series Short-Term Credit Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Short-Term Credit Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Short-Term Credit Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	77.90%
Fidelity Series Short-Term Credit Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Series Short-Term Credit Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Short-Term Credit Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Short-Term Credit Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Short-Term Credit Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Short-Term Credit Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Short-Term Credit Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Short-Term Credit Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series Short-Term Credit Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Short-Term Credit Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Series Short-Term Credit Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Fidelity Series Short-Term Credit Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Series Short-Term Credit Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series Short-Term Credit Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Short-Term Credit Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Investment Grade Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	40.80%
Fidelity Series Investment Grade Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Series Investment Grade Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Series Investment Grade Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Investment Grade Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Investment Grade Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Investment Grade Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Investment Grade Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Investment Grade Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Investment Grade Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Investment Grade Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	64.60%
Fidelity Series Investment Grade Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Series Investment Grade Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Investment Grade Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Series Investment Grade Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity Series Investment Grade Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Investment Grade Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Series Investment Grade Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Investment Grade Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Investment Grade Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.90%
Fidelity Series Investment Grade Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Investment Grade Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Series Investment Grade Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Investment Grade Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Investment Grade Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Investment Grade Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Investment Grade Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Investment Grade Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Investment Grade Bond Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Investment Grade Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	51.80%
Fidelity Series Investment Grade Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Fidelity Series Investment Grade Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series Investment Grade Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Series Investment Grade Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Series Investment Grade Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Investment Grade Bond Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Investment Grade Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Investment Grade Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Government Money Market Fund | EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	67.40%
Fidelity Series Government Money Market Fund | EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Fidelity Series Government Money Market Fund | EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Series Government Money Market Fund | EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Series Government Money Market Fund | EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Series Government Money Market Fund | EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series Government Money Market Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Series Government Money Market Fund | AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	45.30%
Fidelity Series Government Money Market Fund | AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Fidelity Series Corporate Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Corporate Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Corporate Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Corporate Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Corporate Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Corporate Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Corporate Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Series Corporate Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Corporate Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Corporate Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Corporate Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Corporate Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Corporate Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Corporate Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Fidelity Series Corporate Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Fidelity Series Corporate Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Corporate Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Corporate Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Corporate Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Corporate Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	84.30%
Fidelity Series Corporate Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Corporate Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Corporate Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Corporate Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Corporate Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Corporate Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Corporate Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Series Corporate Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Corporate Bond Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Corporate Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Corporate Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	89.00%
Fidelity Series Corporate Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Corporate Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Corporate Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Corporate Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Corporate Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Series Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Series Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Series Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Series Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Series Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Bond Index Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Fidelity Series Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Series Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Series Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Series Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.20%
Fidelity Series Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Series Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Bond Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Bond Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Fidelity Series Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Fidelity Series Bond Index Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Bond Index Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Series Bond Index Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Fidelity Series Bond Index Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Bond Index Fund | AAMunicipalSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Total Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.70%
Fidelity SAI Total Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity SAI Total Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI Total Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Total Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Total Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Total Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Total Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Total Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Total Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Total Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.40%
Fidelity SAI Total Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity SAI Total Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Total Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI Total Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity SAI Total Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Total Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI Total Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI Total Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Total Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Total Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Total Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.30%
Fidelity SAI Total Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Total Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI Total Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Total Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Total Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Total Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Total Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Total Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Total Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Total Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity SAI Total Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI Total Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity SAI Total Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity SAI Total Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity SAI Total Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Total Bond Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Total Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Total Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI Total Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Total Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Total Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Sustainable Low Duration Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Fidelity SAI Sustainable Low Duration Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity SAI Sustainable Low Duration Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Sustainable Low Duration Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Sustainable Low Duration Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Sustainable Low Duration Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Sustainable Low Duration Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Sustainable Low Duration Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Sustainable Low Duration Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Sustainable Low Duration Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Sustainable Low Duration Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity SAI Sustainable Low Duration Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Fidelity SAI Sustainable Low Duration Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Sustainable Low Duration Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Fidelity SAI Sustainable Low Duration Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity SAI Sustainable Low Duration Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Sustainable Low Duration Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Sustainable Low Duration Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Sustainable Low Duration Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	83.40%
Fidelity SAI Sustainable Low Duration Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Sustainable Low Duration Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable Low Duration Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Low Duration Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI Sustainable Low Duration Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Sustainable Low Duration Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Sustainable Low Duration Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Sustainable Low Duration Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Sustainable Low Duration Bond Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Sustainable Low Duration Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity SAI Sustainable Low Duration Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Fidelity SAI Sustainable Low Duration Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Fidelity SAI Sustainable Low Duration Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Sustainable Low Duration Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Sustainable Low Duration Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable Core Plus Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity SAI Sustainable Core Plus Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity SAI Sustainable Core Plus Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity SAI Sustainable Core Plus Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Sustainable Core Plus Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Sustainable Core Plus Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Sustainable Core Plus Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Sustainable Core Plus Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable Core Plus Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Core Plus Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable Core Plus Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	64.70%
Fidelity SAI Sustainable Core Plus Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Sustainable Core Plus Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable Core Plus Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI Sustainable Core Plus Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Sustainable Core Plus Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Sustainable Core Plus Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Sustainable Core Plus Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Sustainable Core Plus Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Sustainable Core Plus Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable Core Plus Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Sustainable Core Plus Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Sustainable Core Plus Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	87.70%
Fidelity SAI Sustainable Core Plus Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Sustainable Core Plus Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Sustainable Core Plus Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable Core Plus Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable Core Plus Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity SAI Sustainable Core Plus Bond Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Sustainable Core Plus Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Sustainable Core Plus Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Sustainable Core Plus Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Sustainable Core Plus Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	50.00%
Fidelity SAI Sustainable Core Plus Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity SAI Sustainable Core Plus Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI Sustainable Core Plus Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Sustainable Core Plus Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity SAI Sustainable Core Plus Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Sustainable Core Plus Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Sustainable Core Plus Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Sustainable Core Plus Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Sustainable Core Plus Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Sustainable Core Plus Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%